Discontinued Operations (Details Textrual) - USD ($) $ in Thousands		1 Months Ended					6 Months Ended		12 Months Ended
	Feb. 04, 2019	Nov. 30, 2018	Oct. 31, 2018	May 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations (Textual)
Cash								$ 108	$ 168
Number of shares issued upon acquisition									35,000
123Wish, Inc. [Member]
Discontinued operations (Textual)
Ownership percentage acquired						51.00%	51.00%		51.00%
Cash						$ 1,333,334
Number of shares issued upon acquisition						1,333,334			1,333,334
Banana Whale Studios PTE Ltd [Member]
Discontinued operations (Textual)
Cash	$ 1,500
Number of shares issued upon acquisition				7,383,000
Banana Whale Studios PTE Ltd [Member] | Discontinued Operations [Member]
Discontinued operations (Textual)
Ownership percentage acquired		51.00%					51.00%
Cash		$ 1,500
Promissory notes payable		$ 500
Number of shares issued upon acquisition		7,383,000
Liability Forgave							$ 553
Browning Productions & Entertainment, Inc. [Member]
Discontinued operations (Textual)
Ownership percentage acquired									51.00%
Number of shares issued upon acquisition			150,000						150,000
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Discontinued operations (Textual)
Cash					$ 150
Number of shares issued upon acquisition					3,376,147				1,376,147
Love Media House, Inc. (formerly C-Rod, Inc.) [Member]
Discontinued operations (Textual)
Ownership percentage acquired							100.00%		100.00%
Number of shares issued upon acquisition									2,000,000
Banana Whale Studios Pte [Member]
Discontinued operations (Textual)
Ownership percentage acquired									51.00%
Number of shares issued upon acquisition									7,383,000
Software [Member]
Discontinued operations (Textual)
Number of shares issued upon acquisition									3,000,000
One Horizon Hong Kong Ltd [Member]
Discontinued operations (Textual)
Ownership percentage acquired							100.00%		100.00%
Horizon Network Technology Co. Ltd [Member]
Discontinued operations (Textual)
Ownership percentage acquired							100.00%		100.00%
Global Phone Credit Limited [Member]
Discontinued operations (Textual)
Ownership percentage acquired									100.00%
IP Software Business [Member] | Discontinued Operations [Member]
Discontinued operations (Textual)
Liability Forgave										$ 1,970